Dodie Kent
Vice President and Associate General Counsel
[ AXA EQUITABLE - LOGO ]	Phone: 212-314-3970
Fax: 212-707-1791

LAW DEPARTMENT

August 7, 2014

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.W.
Washington, D.C. 20549

RE: AXA Equitable Life Insurance Company

       Registration Statement on Form S-3

       CIK 0000727920

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith AXA Equitable’s Form S-3 Registration Statement (the “S-3 Registration Statement”) under the Securities Act of 1933 (“1933 Act”) with respect to funding agreements that will be issued by AXA Equitable (the “Contracts”).

The Contracts are an alternative to an escrow account for merger and acquisition transactions. The purchase payments made and any accrued interest earned pursuant to the terms of the Contracts will be held in Separate Account No. 212, a non-unitized separate account. AXA Distributors, LLC (“AXA Distributors”), which is an affiliate of AXA Equitable, will serve as the principal underwriter of the Contracts and will enter into selling agreements with registered broker/dealers to sell the Contracts.

Please note that the marketing name for the Contracts has not yet been determined. As such, we have included placeholders in the prospectus where we will include the name of the Contracts once finalized. Please also note that we plan to amend the S-3 Registration Statement to, among other things, address any comments that we receive from you and update the exhibit list, as appropriate.

Please contact the undersigned at (212) 314-3970 or Christopher E. Palmer of Goodwin Procter LLP at (202) 346-4253 if you have any questions.

Very truly yours,

/s/ Dodie Kent

Dodie Kent

cc: Christopher E. Palmer, Esq.

      Alison White, Esq.

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104